Summary of Significant Accounting Policies - Foreign Currency Transactions and Translations (Details) ¥ in Millions	1 Months Ended
	Apr. 30, 2019	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Foreign currency transactions and translations
Cash, cash equivalents and restricted cash		¥ 23,310	¥ 23,770
Minimum
Convenience translation
Convenience translation calculated at the rate of US$1.00		7.2993
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	0.00%
Maximum
Convenience translation
Convenience translation calculated at the rate of US$1.00		1
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	13.00%